Statements of Stockholders' Equity (USD $)	Total	Preferred Stock	Class M Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning Balance, amount at Dec. 31, 2010	$ 400,352	$ 3,492		$ 10,431	$ 625,557	$ (239,128)
Beginning Balance, shares at Dec. 31, 2010		3,492,061		5,215,583
Series B Preferred stock issued, shares		2,191,838
Series B Preferred stock issued, value	999,999	2,192			997,807
Stock based compensation	19,378				19,378
Net income (loss) for the period	(671,533)					(671,533)
Ending Balance, amount at Dec. 31, 2011	748,196	5,684		10,431	1,642,742	(910,661)
Ending Balance, shares at Dec. 31, 2011		5,683,899		5,215,583
Stock based compensation	2,865,603				2,865,603
Series C Preferred stock issued, shares		528,070
Series C Preferred stock issued, value	602,000	528			601,472
Exercised warrants, Series A Preferred stock, shares		168,651
Exercised warrants, Series A Preferred stock, value	26,563	169			26,394
Exercised options, shares				135,302
Exercised options, value	47,934			271	47,663
Net equity acquired in JMG merger, shares				2,729,205
Net equity acquired in JMG merger, value	1,054,034			5,458	1,048,576
Conversion of stock to Class M Preferred, shares		(6,380,620)	169,974	(5,308,385)
Conversion of stock to Class M Preferred, value		(6,381)	1,700	(10,617)	15,298
Dividends	(20,894)				(20,894)
Beneficial conversion feature on convertible note	818,503				818,503
Extension of warrant expiration dates					3,384,730	(3,384,730)
Net income (loss) for the period	(5,697,893)					(5,697,893)
Ending Balance, amount at Dec. 31, 2012	444,046		1,700	5,543	10,430,087	(9,993,284)
Ending Balance, shares at Dec. 31, 2012			169,974	2,771,705
Stock based compensation	207,354				207,354
Conversion of Class M Preferred to Common, shares			(169,974)	16,997,388
Conversion of Class M Preferred to Common, value		(6,381)	(1,700)	16,997	(15,297)
Par adjustment stock split				(2,771)	2,771
Issuance of warrant with debt	1,951,767				1,951,767
Issuance of shares to extinguish debt, shares				2,335,723
Issuance of shares to extinguish debt, value	10,393,967			2,336	10,391,631
Net income (loss) for the period	(7,294,116)					(7,294,116)
Ending Balance, amount at Mar. 31, 2013	$ 5,703,018			$ 22,105	$ 22,968,313	$ (17,287,400)
Ending Balance, shares at Mar. 31, 2013				22,104,816